Subsidiaries	12 Months Ended
Dec. 31, 2014
Subsidiaries [Abstract]
Subsidiaries
Subsidiaries

The following table lists the principal subsidiaries that are included in the Company’s Consolidated Financial Statements during the periods presented and their purpose. Unless otherwise indicated, the Company owned 100% of each subsidiary.

Name of the company	Jurisdiction of incorporation	Principal activities
North Atlantic Alpha Ltd.	Bermuda	SPV, rig owning company
North Atlantic Elara Ltd.	Bermuda	SPV, rig owning company
North Atlantic Epsilon Ltd.	Bermuda	SPV, rig owning company
North Atlantic Navigator Ltd.	Bermuda	SPV, rig owning company
North Atlantic Phoenix Ltd.	Bermuda	SPV, rig owning company
North Atlantic Venture Ltd.	Bermuda	SPV, rig owning company
North Atlantic Linus Ltd	Bermuda	SPV, rig owning company
North Atlantic Rigel Ltd	Bermuda	SPV, rig owning company
North Atlantic Norway Ltd.	Bermuda	Drilling services contractor
North Atlantic Crewing Ltd	Bermuda	Vessel Management company
SFL West Linus Ltd.(2)	Bermuda	Owner of West Linus
North Atlantic Linus Charterer Ltd	Bermuda	Drilling services contractor
North Atlantic Kari Ltd.(1)	Bermuda	SVP, rig owning company
North Atlantic Helene Ltd.(1)	Bermuda	SVP, rig owning company
North Atlantic Drilling UK Ltd.	UK	Drilling services contractor
North Atlantic Support Services Ltd	UK	Management company
North Atlantic Management AS	Norway	Management company
North Atlantic Crew AS	Norway	Vessel Management company
North Atlantic Management International AS(1)	Norway	Management company
North Atlantic Management LLC(1)	Russia	Drilling Services Contractor
(1)    Formed in 2014
(2)    Fully consolidated Variable interest entities.